Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	VOLUMETRIC FUND INC
Central Index Key	0000792394
Amendment Flag	false
Document Creation Date	Apr. 20, 2017
Document Effective Date	Apr. 20, 2017
Prospectus Date	Apr. 20, 2017
Volumetric Fund | Volumetric Fund
Prospectus:
Trading Symbol	VOLMX